Annual Fund Operating Expenses - Clockwise U.S. Core Equity ETF [Member]	Dec. 23, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.00%	[1],[2]
Acquired Fund Fees and Expenses	0.07%	[1],[3]
Expenses (as a percentage of Assets)	1.02%	[1]
Fee Waiver or Reimbursement	(0.06%)	[1],[4]
Net Expenses (as a percentage of Assets)	0.96%	[1],[4]
Fee Waiver or Reimbursement over Assets, Date of Termination	December 29, 2026

[1]	The Fund’s adviser will pay, or require a sub-adviser to pay, all of the Fund’s expenses, except for the following: advisory and sub-advisory fees, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), litigation expenses, and other non-routine or extraordinary expenses (the “Excluded Expenses”).
[2]	Other Expenses have been restated to reflect the exclusion of certain non-recurring expenses that occurred during the fiscal year ended August 31, 2025.
[3]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[4]	The Adviser has agreed to reduce its unitary management fee to 0.89% of the Fund’s average daily net assets through at least December 29, 2026. This agreement may be terminated only by, or with the consent of, the Board of Trustees of Tidal Trust II, on behalf of the Fund, upon sixty (60) days’ written notice to the Adviser. This Agreement may not be terminated by the Adviser without the consent of the Board. The fee waiver is not subject to recoupment.